Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
Overview and Risk Management Policies
We use derivatives as part of our normal business operations to manage our exposure to fluctuations in interest rates, foreign currency and commodity price risk and for other strategic purposes related to our core business. We have established policies and procedures that govern the risk management of these exposures. Our primary objective in managing these exposures is to decrease the volatility of cash flows affected by changes in the underlying rates and prices.
To achieve our objectives, we enter into a variety of financial derivatives, including foreign currency exchange, commodity, interest rate and cross currency swaps. We also enter into physical hedging agreements directly with our suppliers to manage our exposure to certain commodities.
Counterparty Risk
While, by policy, the counterparties to any of the financial derivatives we enter into are major institutions with investment grade credit ratings of at least A- by Standard & Poor's (or the equivalent) or A3 by Moody's, we are exposed to credit-related losses in the event of non-performance by counterparties. This credit risk is generally limited to the unrealized gains in such contracts, should any of these counterparties fail to perform as contracted.
We have established a counterparty credit policy and guidelines that are monitored and reported to management according to prescribed guidelines to assist in managing this risk. As an additional measure, we utilize a portfolio of institutions either headquartered or operating in the same countries that we conduct our business. In calculating the fair value of our derivative balances, we also record an adjustment to recognize the risk of counterparty credit and our non-performance risk.
Price and Liquidity Risks
We base the fair value of our derivative instruments upon market rates and prices. The volatility of these rates and prices are dependent on many factors that cannot be forecasted with reliable accuracy. The current fair values of our contracts could differ significantly from the cash settled values with our counterparties. As such, we are exposed to price risk related to unfavorable changes in the fair value of our derivative contracts.
We may be forced to cash settle all or a portion of our derivative contracts before the expected settlement date upon the occurrence of certain contractual triggers including a change of control, termination event or other breach of agreement. This could have a negative impact on our liquidity. For derivative contracts that we have designated as hedging instruments, early cash settlement would result in the timing of our hedge settlement not being matched to the cash settlement of the forecasted transaction or firm commitment. We may also decide to cash settle all or a portion of our derivative contracts before the expected settlement date through negotiations with our counterparties, which could also impact our cash position.
Due to the nature of our counterparty agreements, we are not able to net positions with the same counterparty across business units. Thus, in the event of default, we may be required to early settle all out-of-the-money contracts, without the benefit of netting the fair value of any in-the-money positions against this exposure.
Collateral
We do not receive and are not required to post collateral unless a change of control event occurs. This termination event would give either party the right to early terminate all outstanding swap transactions in the event that the other party consolidates, merges with, or transfers all or substantially all its assets to, another entity, and the creditworthiness of the surviving entity that has assumed such party's obligations is materially weaker than that of such party. As of December 31, 2015, we did not have any collateral posted with any of our counterparties.
Derivative Accounting Policies
Overview
Our foreign currency forwards are designated in hedging relationships as cash flow hedges. Prior to settlements discussed below, our forward starting interest rate swaps were designated as cash flow hedges, our interest rate swaps were designated as fair value hedges and our cross currency swaps were designated as net investment hedges. In certain situations, we may execute derivatives that do not qualify for, or we do not otherwise seek, hedge accounting but are determined to be important for managing risk. For example, our commodity swaps as well as swaptions that have been entered into subsequent to December 31, 2015, and discussed in Note 21, "Pending Acquisition" are not designated in a hedge accounting relationship. These economic hedges are measured at fair value on our consolidated balance sheets with changes in fair value recorded in earnings. We have historically elected to apply the NPNS exemption to certain contracts, as applicable. These contracts are typically transacted with our suppliers and include risk management features that allow us to fix the price on specific volumes of purchases for specified delivery periods. We also consider whether any provisions in our contracts represent embedded derivative instruments as defined in authoritative accounting guidance. As of December 31, 2015, we have concluded that no embedded derivative instruments warrant separate fair value accounting.
Hedge Accounting Policies
We formally document all relationships receiving hedge accounting treatment between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking hedge transactions pursuant to prescribed guidance. We also formally assess effectiveness both at the hedge's inception and on an ongoing basis, specifically whether the derivatives that are used in hedging transactions have been highly effective in mitigating the risk designated as being hedged and whether those hedges may be expected to remain highly effective in future periods.
We discontinue hedge accounting prospectively when (1) the derivative is no longer highly effective in offsetting changes in the cash flows of a forecasted future transaction; (2) the derivative expires or is sold, terminated, or exercised; (3) it is no longer probable that the forecasted transaction will occur; (4) management determines that designating the derivative as a hedging instrument is no longer appropriate; or (5) management decides to cease hedge accounting.
When we discontinue hedge accounting prospectively, but it continues to be probable that the forecasted transaction will occur in the originally expected period, the existing gain or loss on the derivative remains in AOCI for cash flow hedges and net investment hedges or in the carrying value of the hedged item for fair value hedges and is reclassified into earnings when the forecasted transaction affects earnings. However, if it is no longer probable that a forecasted transaction will occur by the end of the originally specified time period or within an additional two-month period of time thereafter, the gains and losses in AOCI are recognized immediately in earnings. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, we carry the derivative at its fair value on the consolidated balance sheets until maturity, recognizing future changes in the fair value in current period earnings.
Significant Derivative/Hedge Positions
Derivative Activity Related to the Euro 500 Million Convertible Note
In June 2012, we issued a Euro-denominated 500 million Convertible Note to StarBev L.P. simultaneous with the closing of the StarBev acquisition. The Convertible Note's embedded conversion feature was determined to meet the definition of a derivative required to be bifurcated and separately accounted for at fair value with changes in fair value recorded in earnings. In the first quarter of 2013, we began executing a series of financial foreign exchange forward contracts to hedge our risk associated with payments on this Convertible Note. In 2013, the Convertible Note was put to us and settled in full at a premium of $14.4 million. The related conversion feature was settled in full during 2013 and as a result, all existing foreign exchange forward contracts related to the Convertible Note were settled in the third quarter of 2013. These contracts were not designated in hedge accounting relationships. As such, changes in fair value of these swaps were recorded in other income (expense) in our consolidated statement of operations.
Interest Rate Swaps
In the first quarter of 2015, we entered into interest rate swaps with an aggregate notional amount of $300 million to economically convert our fixed rate $300 million notes to floating rate debt consistent with the interest rate swaps on our $500 million notes entered into during 2014. We received fixed interest payments semi-annually at a rate of 2.0% per annum on our $300 million hedges and a rate of 3.5% per annum on our $500 million hedges and paid a rate to our counterparties based on a credit spread plus the three month LIBOR rate, thereby effectively exchanging a fixed interest obligation for a floating interest obligation on both our $300 million and $500 million notes.
We entered into these interest rate swap agreements to minimize exposure to changes in the fair value of our $300 million and $500 million notes that results from fluctuations in the benchmark interest rate, specifically LIBOR, and designated these swaps as fair value hedges and determined that there is zero ineffectiveness. The changes in fair value of derivatives designated as fair value hedges and the offsetting changes in fair value of the hedged item are recognized in earnings. For the year ended December 31, 2015, the changes in fair value of the interest rate swaps resulted in unrealized gains of $0.7 million and $7.3 million on the $300 million notes and $500 million notes, respectively, and recorded in interest expense in our consolidated statement of operations, which is fully offset by the changes in fair value of the $300 million notes and $500 million notes attributable to the benchmark interest rate, also recorded in interest expense. For the year ended December 31, 2014, the changes in fair value of the interest rate swaps resulted in an unrealized gain of $10.8 million on the $500 million notes recorded in interest expense in our condensed consolidated statement of operations, which is fully offset by the changes in fair value of the $500 million notes attributable to the benchmark interest rate, also recorded in interest expense.
During the fourth quarter of 2015, we voluntarily cash settled our notional of $300 million as well as our notional of $500 million which resulted in cash receipts of $0.7 million and $18.1 million, respectively, representing the cumulative adjustments to the carrying value of the notes from inception through termination. At the time of settlement we ceased adjusting the carrying value of our $300 million and $500 million notes for the fair value movements and these cumulative adjustments are now being amortized to interest expense over the expected remaining term of the respective note. The associated amortization recorded as a benefit to interest expense in 2015 was $0.4 million. See Note 12, "Debt" for additional details.
Forward Starting Interest Rate Swaps
Prior to the September 2015 issuance of our CAD 500 million notes and CAD 400 million notes, we entered into forward starting interest rate swaps with a notional of CAD 600 million in order to manage our exposure to the volatility of the interest rates associated with the future interest payments on the forecasted debt issuances. The swaps had an effective date of September 2015 and a termination date of September 2025 mirroring the terms of the initially forecasted debt issuance. Under these agreements we were required to early terminate these swaps at the approximate time we issued the previously forecasted debt. We had designated these contracts as cash flow hedges and accordingly, a portion of the CAD 39.2 million ($29.5 million at settlement) loss on the forward starting interest rate swaps is being reclassified from AOCI and amortized to interest expense over the 5-year and 3-year terms of the CAD 500 million and CAD 400 million notes, respectively, and the remaining portion of the loss will be amortized on future debt issuances covering the 10-year term of the interest rate swap agreements.
Additionally, prior to the 2005 and 2010 issuance of our CAD 900 million and CAD 500 million private placements notes in Canada, we entered into forward starting interest rate swaps in order to manage our exposure to the volatility of the interest rates associated with the future interest payments on the forecasted debt issuances. These swaps had effective dates mirroring the terms of the forecasted debt issuances. Under these agreements we were required to early terminate these swaps at the approximate time we issued the previously forecasted debt. We had designated these contracts as cash flow hedges of a portion of the interest payments on a future forecasted debt issuance. As a result, the realization of the forward starting interest rate swap upon debt issuance, which were originally recorded to AOCI, is currently being reclassified from AOCI and amortized to interest expense over the respective term of the hedged debt. See Note 12, "Debt", for further discussion of our senior notes and the impact of the forward starting interest rates swaps on the effective interest rate of each issuance.
Cross Currency Swaps
In the first quarter of 2015, we entered into a cross currency swap agreement having a total notional of EUR 265 million ($300 million upon execution) in order to hedge a portion of the foreign currency translational impacts of our European investment. We received floating interest payments quarterly based on a credit spread plus the three month LIBOR (USD coupon) and paid a floating rate to our counterparty based on a credit spread plus EURIBOR (EUR coupon). As a result of this cross currency swap and the above mentioned interest rate swaps, we economically converted the $300 million notes and associated interest to a floating rate EUR denomination. We designated this cross currency swap as a net investment hedge and accordingly, recorded changes in fair value due to fluctuations in the spot rate to AOCI. During the fourth quarter 2015, we voluntarily cash settled the EUR 265 million ($300 million) notional cross currency swap and received cash inflows of $16.0 million which was recorded as a gain within AOCI.
During 2013, we cash settled CAD 361 million notional, of our cross currency swaps designated as a net investment hedge of our Canadian operations for $113.9 million and in January 2014, we early settled the final remaining CAD 241 million notional of our outstanding currency swaps designated as a net investment hedge of our Canadian operations for $65.2 million.
As of December 31, 2015, and December 31, 2014, we did not have any cross currency swap positions outstanding.
Foreign Currency Forwards
As of year end, we have financial foreign exchange forward contracts in place to manage our exposure to foreign currency fluctuations. We hedge foreign currency exposure related to certain royalty agreements, exposure associated with the purchase of production inputs and imports that are denominated in currencies other than the functional entity's local currency, and other foreign exchanges exposures. These contracts have been designated as cash flow hedges of forecasted foreign currency transactions. We use foreign currency forward contracts to hedge these future forecasted transactions up to a 60 month horizon.
Commodity Swaps
As of year end, we had financial commodity swap contracts in place to hedge changes in the prices of natural gas, aluminum, including surcharges relating to our aluminum exposures, corn and diesel. These contracts allow us to swap our floating exposure to changes in these commodity prices for a fixed rate. These contracts are not designated in hedge accounting relationships. As such, changes in fair value of these swaps are recorded in cost of goods sold in the consolidated statements of operations. We hedge forecasted purchases of natural gas up to 48 months, aluminum up to 60 months, corn up to 60 months and diesel up to 24 months out in the future for use in our supply chain, in line with our risk management policy. For purposes of measuring segment operating performance, the unrealized changes in fair value of the swaps not designated in hedge accounting relationships are reported in Corporate outside of the segment specific operating results until such time that the exposure we are managing is realized. At that time we reclassify the gain or loss from Corporate to the operating segment, allowing our operating segments to realize the economic effects of the derivative without the resulting unrealized mark-to-market volatility.
Derivative Fair Value Measurements
We utilize market approaches to estimate the fair value of our derivative instruments by discounting anticipated future cash flows derived from the derivative's contractual terms and observable market interest, foreign exchange and commodity rates. The fair values of our derivatives also include credit risk adjustments to account for our counterparties' credit risk, as well as our own non-performance risk.
The table below summarizes our derivative assets and liabilities that were measured at fair value as of December 31, 2015, and December 31, 2014. See Note 1, "Basis of Presentation and Summary of Significant Accounting Policies" for further discussion related to measuring fair value derivative instruments.

		Fair Value Measurements at December 31, 2015
	Total at December 31, 2015	Quoted prices in active markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In millions)
Foreign currency forwards	$44.1	$—	$44.1	$—
Commodity swaps	(21.4)	—	(21.4)	—
Total	$22.7	$—	$22.7	$—

		Fair Value Measurements at December 31, 2014
	Total at December 31, 2014	Quoted prices in active markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In millions)
Interest rate swaps	$(2.2)	$—	$(2.2)	$—
Foreign currency forwards	31.6	—	31.6	—
Commodity swaps	(8.9)	—	(8.9)	—
Total	$20.5	$—	$20.5	$—

As of December 31, 2015, we had no significant transfers between Level 1 and Level 2. New derivative contracts transacted during 2015 were all included in Level 2.
Results of Period Derivative Activity
The following tables include the year-to-date results of our derivative activity in our consolidated balance sheets as of December 31, 2015, and December 31, 2014, and our consolidated statements of operations for the year ended December 31, 2015, December 31, 2014, and December 31, 2013, respectively. We had no fair value hedges in 2013.
Fair Value of Derivative Instruments in the Consolidated Balance Sheets (in millions)

		Asset derivatives		Liability derivatives
		Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign currency forwards	$300.3	Other current assets	$28.4	Accounts payable and other current liabilities	$—
		Other non-current assets	15.7	Other liabilities	—
Total derivatives designated as hedging instruments			$44.1		$—
Derivatives not designated as hedging instruments:
Commodity swaps	$120.3	Other current assets	$0.4	Accounts payable and other current liabilities	$(12.5)
		Other non-current assets	0.2	Other liabilities	(9.5)
Total derivatives not designated as hedging instruments			$0.6		$(22.0)

		Asset derivatives		Liability derivatives
		Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Interest rate swaps	$844.2	Other current assets	$—	Accounts payable and other current liabilities	$(13.0)
		Other non-current assets	10.8	Other liabilities	—
Foreign currency forwards	$343.4	Other current assets	19.5	Accounts payable and other current liabilities	—
		Other non-current assets	12.1	Other liabilities	—
Total derivatives designated as hedging instruments			$42.4		$(13.0)
Derivatives not designated as hedging instruments:
Commodity swaps	$111.1	Other current assets	$0.2	Accounts payable and other current liabilities	$(4.9)
		Other non-current assets	0.4	Other liabilities	(4.6)
Total derivatives not designated as hedging instruments			$0.6		$(9.5)

MCBC allocates the current and non-current portion of each contract to the corresponding derivative account above.
The Pretax Effect of Derivative Instruments on the Consolidated Statements of Operations (in millions)

For the year ended December 31, 2015
Derivatives in cash flow hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Forward starting interest rate swaps	$(19.3)	Interest expense, net	$(2.0)	Interest expense, net	$—
Foreign currency forwards	26.3	Other income (expense), net	(11.9)	Other income (expense), net	—
		Cost of goods sold	21.0	Cost of goods sold	—
Total	$7.0		$7.1		$—

For the year ended December 31, 2015
Derivatives in net investment hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Cross currency swaps	$16.0	Other income (expense), net	$—	Other income (expense), net	$—
Total	$16.0		$—		$—

For the year ended December 31, 2015
Derivatives in fair value hedge relationships	Amount of gain (loss) recognized in income on derivative	Location of gain (loss) recognized in income
Interest rate swaps	$8.0	Interest expense, net
Total	$8.0

For the year ended December 31, 2014
Derivatives in cash flow hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Forward starting interest rate swaps	$(13.3)	Interest expense, net	$(1.5)	Interest expense, net	$—
Foreign currency forwards	10.1	Other income (expense), net	(5.5)	Other income (expense), net	—
		Cost of goods sold	2.8	Cost of goods sold	—
Commodity swaps	0.5	Cost of goods sold	0.4	Cost of goods sold	—
Total	$(2.7)		$(3.8)		$—

For the year ended December 31, 2014
Derivatives in net investment hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Cross currency swaps	$6.5	Other income (expense), net	$—	Other income (expense), net	$—
Total	$6.5		$—		$—

For the year ended December 31, 2014
Derivatives in fair value hedge relationship	Amount of gain (loss) recognized in income on derivative	Location of gain (loss) recognized in income
Interest rate swaps	$10.8	Interest expense, net
Total	$10.8

For the year ended December 31, 2013
Derivatives in cash flow hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Forward starting interest rate swaps	$—	Interest expense, net	$(1.6)	Interest expense, net	$—
Foreign currency forwards	28.9	Other income (expense), net	2.2	Other income (expense), net	—
		Cost of goods sold	5.2	Cost of goods sold	—
Commodity swaps	0.1	Cost of goods sold	(0.3)	Cost of goods sold	—
Total	$29.0		$5.5		$—

For the year ended December 31, 2013
Derivatives in net investment hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Cross currency swaps	$29.6	Other income (expense), net	$—	Other income (expense), net	$—
€120 million term loan due 2016	0.1	Other income (expense), net	—	Other income (expense), net	—
Total	$29.7		$—		$—

We expect net gains of approximately $28 million (pretax) recorded in AOCI at December 31, 2015, will be reclassified into earnings within the next 12 months. For derivatives designated in cash flow hedge relationships, the maximum length of time over which forecasted transactions are hedged at December 31, 2015, is 3.0 years.
Other Derivatives (in millions)

For the year ended December 31, 2015
Derivatives not in hedging relationship	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
Commodity swaps	Cost of goods sold	$(19.9)
Foreign currency swaps	Other income (expense), net	0.1
Total		$(19.8)

For the year ended December 31, 2014
Derivatives not in hedging relationship	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
Commodity swaps	Cost of goods sold	$(8.1)
Total		$(8.1)

For the year ended December 31, 2013
Derivatives not in hedging relationship	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
Equity conversion feature of debt	Interest expense, net	$(5.4)
	Other income (expense), net	(1.1)
Commodity swaps	Cost of goods sold	(5.1)
Foreign currency forwards	Other income (expense), net	3.9
Total		$(7.7)